Retirement Benefit Plans - Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Present value of the defined benefit obligation	$ 7,910,638	$ 266,891	$ 8,389,884
Fair value of plan assets	(4,341,373)	(146,470)	(4,417,367)
Present value of unfunded defined benefit obligation	3,569,265	120,421	3,972,517	$ 134,026	$ 3,999,947	$ 4,171,806
Recorded under other payables	(24,638)	(831)	(22,273)
Recorded under other current assets	182,421	6,154	15,542
Net defined benefit liability	$ 3,727,048	$ 125,744	$ 3,965,786